UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		800-930-6949
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	May 13, 2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	48
Form 13F Information Table Value Total: $107,063

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

3M Co			COM		88579Y101	400	4282	SH		SOLE			4282
Abbott Laboratories	COM		002824100	256	5217	SH		SOLE			5217
Accenture Plc		SHS		G1151C101	356	6483	SH		SOLE			6483
Accuray Inc.		COM		004397105	303	33549	SH		SOLE			33549
Adobe Sys Inc.		COM		00724F101	2873	86638	SH		SOLE			86638
Alvarion Ltd		SHS		M0861T100	39	20281	SH		SOLE			20281
Banco Bradesco		ADR		059460303	696	33560	SH		SOLE			33560
BB&T			COM		054937107	259	9426	SH		SOLE			9426
Berkley W R Corp	COM		084423102	264	8204	SH		SOLE			8204
BHP Billiton Ltd	ADR		088606108	367	3826	SH		SOLE			3826
Caterpillar		COM		149123101	2587	23231	SH		SOLE			23231
Cenovus Energy Inc.	COM		15135U109	2942	74705	SH		SOLE			74705
Cephalon Inc.		COM		156708109	2221	29190	SH		SOLE			29190
China Mobile Hong K	ADR		16941M109	1647	35615	SH		SOLE			35615
Cisco Sys Inc		COM		17275R102	1477	86116	SH		SOLE			86116
Ctrip.Com Intl Ltd	ADR		22943F100	3711	89444	SH		SOLE			89444
Dendreon Corp		COM		24823Q107	3645	97376	SH		SOLE			97376
Emerson Electric Co	COM		291011104	801	13712	SH		SOLE			13712
Fifth Third Bancorp	COM		316773100	173	12467	SH		SOLE			12467
First Solar Inc.	COM		336433107	3774	23464	SH		SOLE			23464
General Dynamics	COM		369550108	608	7941	SH		SOLE			7941
Gilead Sciences Inc	COM		375558103	1773	41748	SH		SOLE			41748
Himax Technologies	ADR		43289P106	28	11917	SH		SOLE			11917
ICICI BK LTD 		ADR		45104G104	676	13574	SH		SOLE			13574
Icon Pub LTD Co		ADR		45103T107	1488	68937	SH		SOLE			68937
Illinois Tool Wks Inc	COM		452308109	358	6662	SH		SOLE			6662
Infosys Technologie	ADR		456788108	415	5786	SH		SOLE			5786
Intuitive Surgical  	COM		46120E602	3267	9796	SH		SOLE			9796
Itau Unibanco		ADR		465562106	3660	152191	SH		SOLE			152191
JA Solar Holdings	ADR		466090107	148	21092	SH		SOLE			21092
Logitech Intl		SHS		H50430232	1346	74247	SH		SOLE			74247
NII Holdings Inc	CL B		62913F201	4102	98434	SH		SOLE			98434
Noble Corporation	SHS		H5833N103	1728	37872	SH		SOLE			37872
Noble Energy		COM		655044105	2576	26650	SH		SOLE			26650
O Reilly Automotive	COM		67103H107	2698	46962	SH		SOLE			46962
Petroleo Brasilerio	ADR		71654V408	2510	62078	SH		SOLE			62078
Potash Corp		COM		73755L107	6740	114380	SH		SOLE			114380
Qualcomm Inc		COM		747525103	4043	73729	SH		SOLE			73729
Research in Motion	COM		760975102	2537	44869	SH		SOLE			44869
Sasol LTD		ADR		803866300	226	3898	SH		SOLE			3898
SK Telcom Co LTD AD	COM		78440P108	1313	69780	SH		SOLE			69780
Sysco Corp		COM		871829107	1781	64307	SH		SOLE			64307
Theratechnologies	COM		88338H100	29413	5967439	SH		SOLE			5967439
Tortoise Energy		COM		89147L100	1668	41514	SH		SOLE			41514
Tortoise North Amrn 	COM		89147T103	204	8058	SH		SOLE			8058
Waters Corp		COM		941848103	2473	28461	SH		SOLE			28461
Xilinx			COM		983919101	242	7368	SH		SOLE			7368
Yamana Gold Inc.	COM		98462Y100	251	20378	SH		SOLE			20378



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